FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Financial Assets Classified as Level 3 (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	$ 828	$ 692
Fair value change recorded in net income	(1)	57
Fair value change recorded in other comprehensive income	11	(6)
Additions	64	150
Dispositions	(23)	(70)
Foreign currency translation and other	(2)	5
Financial assets at end of period	$ 877	$ 828